Traffic revenue	12 Months Ended
Dec. 31, 2017
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Traffic revenue
5	Traffic revenue

	2017 RMB million	2016 RMB million	2015 RMB million
Passenger	107,947	97,135	94,677
Cargo and mail	8,571	6,760	6,122
Fuel surcharge income	5,355	5,798	6,300

	121,873	109,693	107,099